Schedule of Fair Value Measurements for Private Warrants (Details) - Level 3 of fair value hierarchy [member] - Private Warrants [Member] - $ / shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Exercise price	$ 11.50	$ 11.50
Share price	$ 0.75	$ 0.97
Volatility	7360.00%	5490.00%
Expected life	3.73	4.73
Risk-free rate	3.72%	4.33%
Dividend yield	0.00%